Property, Plant and Equipment - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Assets pledged as security for financial liabilities	$ 0
Additions to tangible assets	30,156,000	$ 4,877,000
Assets Under Construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions to tangible assets	29,103,000	$ 4,079,000
Assets Under Construction [member] | Paris [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions to tangible assets	2,400,000
Assets Under Construction [member] | North Carolina [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions to tangible assets	26,600,000
Calyxt Inc and Cellectis BioResearch Inc [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions to tangible assets	500,000
Other equipment	$ 1,200,000